Acquisitions, Goodwill and Intangible Assets (Details) (Parentheticals) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Equity instruments issued	11,021,170	204,750	835,810
Series Of Individual Business Acquisitions [Member]
Business Acquisition [Line Items]
Equity instruments issued		1,040,560